Cover	6 Months Ended
Jul. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	THE 4LESS GROUP, INC.
Entity Central Index Key	0001438901
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false